AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

ON MARCH 25, 1997                               REGISTRATION NOS.:    333-20891

                                                                       811-8039

-------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20546

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         ---
         Pre-Effective Amendment No.                 [  1 ]
         Post-Effective Amendment No.                [    ]

                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
         Amendment No.                               [  1 ]              ---

                               THIRD AVENUE TRUST
                               ------------------
               (Exact name of registrant as specified in Charter)

                 767 Third Avenue, New York, New York 10017-2023
                 -----------------------------------------------
           (Address of Principal Executive Offices including zip code)

                    (toll-free) (800)443-1021, (212)888-6685
                    ----------------------------------------
              (Registrant's Telephone Number, including Area Code)

Please send copies of communications to:

David M. Barse                         Richard T. Prins, Esq.
767 Third Avenue                       Skadden, Arps, Slate, Meagher & Flom LLP
New York, New York 10017-2023          919 Third Avenue, New York, NY 10022

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

[X] On April 1, 1997 or as soon as practicable after the effective date of this Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, registrant has elected to register an indefinite number of its shares of beneficial interest. The Registrant filed a notice under such Rule for its fiscal year ended October 31, 1996 on December 27, 1996.

                               THIRD AVENUE TRUST
                              CROSS-REFERENCE SHEET

                           [AS REQUIRED BY RULE 495A]

PART A.

ITEM NO.                                                                        PROSPECTUS CAPTION
--------                                                                        ------------------

Item 1.   Cover Page                                                            Cover Page

Item 2.   Synopsis                                                              Overview; Fund Expenses

Item 3.   Condensed Financial Information                                       Financial Highlights

Item 4.   General Description of Registrant                                     About The Funds

Item 5.   Management of the Fund                                                Management of the Funds;
                                                                                Performance Information

Item 5a.  Management's Discussion of Fund Performance                           Inapplicable

Item 6.   Capital Stock and Other Securities                                    About the Funds; Shareholder
                                                                                Services; Dividends, Capital
                                                                                Gain Distributions and Taxes

Item 7.   Purchase of Securities Being Offered                                  How to Purchase Shares, How
                                                                                to Exchange Shares

Item 8.   Redemption or Repurchase                                              How to Redeem Shares

Item 9.   Legal Proceedings                                                     Inapplicable




PART B.                                                                         STATEMENT OF ADDITIONAL
ITEM NO.                                                                        INFORMATION CAPTION
-------                                                                         -----------------------

Item 10.  Cover Page                                                            Cover Page

Item 11.  Table of Contents                                                     Table of Contents

Item 12.  General Information and History                                       General Information

Item 13.  Investment Objectives and Policies
                                                                                Investment Policies;
                                                                                Investment Restrictions

Item 14.  Management of the Registrant                                          Management of the
                                                                                Trust;
                                                                                Investment Adviser

Item 15.  Control Persons and Principal                                         Management of the
            Holders of Securities                                               Trust;
                                                                                Investment Adviser

Item 16.  Investment Advisory and Other                                         Investment Adviser;
            Services                                                            Investment Advisory
                                                                                Agreement

Item 17.  Brokerage Allocation                                                  Portfolio Trading Practices

Item 18.  Capital Stock and Other Securities                                    Inapplicable

Item 19.  Purchase, Redemption and Pricing                                      Redemption of Shares; (See
            of Securities Being Offered                                         Prospectus)

Item 20.  Tax Status                                                            Dividends, Capital Gain
                                                                                Distributions and Taxes

Item 21.  Underwriters                                                          Distributor

Item 22.  Calculations of Performance Data                                      Performance Information

Item 23.  Financial Statements                                                  Financial Statements


PART C.  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Pre-Effective Amendment No. 1 to the Registration Statement.

--------------------------------------------------------------------------------

                            (Third Avenue Trust Logo)

                                   PROSPECTUS


                                  April 1, 1997


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                                                                          Page 1

                                             Contents

FUND EXPENSES .....................................................4
FINANCIAL HIGHLIGHTS ..............................................5
ABOUT THE FUNDS ...................................................6
Investment Objectives .............................................6
INVESTMENT PHILOSOPHY AND APPROACH ................................7
Value Discipline ..................................................7
Intensive Research ................................................7
Diversification ...................................................7
Buy and Hold ......................................................7
Investment in Equity Securities ...................................7
Investment in Debt Securities .....................................8
     Mortgage-Backed Securities ...................................8
     Asset-Backed Securities ......................................9
     Floating Rate, Inverse Floating Rate and Index Obligations ...9
     Investment in High Yield Debt Securities .....................9
     Loans and Other Direct Debt Instruments ......................1
     Trade Claims ................................................11
Portfolio Practices ..............................................11
     Foreign Securities ..........................................11
     Restricted and Illiquid Securities ..........................11
     Investment in Relatively New Issues .........................12
     Temporary Defensive Investments .............................12
     Borrowing ...................................................12
     Investment in Other Investment Companies ....................13
     Simultaneous Investments ....................................13
     Restrictions on Investments .................................13
     Portfolio Turnover ..........................................13
MANAGEMENT OF THE FUNDS ..........................................14
     The Investment Adviser ......................................14
     Advisory Fees ...............................................14
     Administrator ...............................................15
     Distributor .................................................15
     Custodian and Transfer Agent ................................15
     Portfolio Trading Practices .................................16
PERFORMANCE INFORMATION ..........................................17
Performance Illustration .........................................17
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES ..................18
Distribution Options .............................................19
Withholding ......................................................19
HOW TO PURCHASE SHARES ...........................................19
Business Hours ...................................................20
Determining Net Asset Value ......................................20
Share Certificates ...............................................20
Through an Authorized Broker-Dealer or Investment Adviser ........20
New Accounts .....................................................21
Initial Investment ...............................................21
By Mail ..........................................................21
By Wire ..........................................................21
Additional Investments By Mail ...................................22
Additional Investments Through the Automatic Investment Plan .....22
Individual  Retirement  Accounts .................................22
Other Retirement Plans ...........................................22
HOW TO REDEEM SHARES .............................................23
By Mail ..........................................................23
Telephone Redemption Service .....................................23
Fees .............................................................23
Redemption Without Notice ........................................24
Account Minimum ..................................................24
Payment of Redemption Proceeds ...................................24
Wired Proceeds ...................................................24
Signature Guarantees/Other Documents .............................24
Systematic Withdrawal Plan .......................................25
HOW TO EXCHANGE SHARES ...........................................25
Inter-Fund Exchange Privilege ....................................25
Money Market Exchange Privilege ..................................25
SHAREHOLDER SERVICES .............................................26
Telephone Information ............................................26
Transfer of Ownership ............................................26

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                                                                          Page 2

Third Avenue Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently consists of two separate investment series; THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND (each a "Fund" and, collectively, the "Funds").

Each Fund seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While both Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

THIRD AVENUE VALUE FUND seeks to achieve its objective by investing in a portfolio of equity securities of well-financed companies believed to be priced below their private market values and debt securities providing strong, protective covenants and high, effective yields.

THIRD AVENUE SMALL-CAP VALUE FUND seeks to achieve its objective by investing at least 65% of its assets in a portfolio of equity securities of well-financed companies having market capitalizations of below $1 billion at the time of investment and believed to be priced below their private market values.

Some of the securities in which the Funds may invest are regarded as speculative. As with all mutual funds, there is no assurance the Funds will achieve their objectives. The Funds are not intended to be a complete investment program.

Each Fund's objective is suitable for investors who are willing to hold their shares through periods of market fluctuations and the accompanying changes in share prices. The Funds are not intended for investors seeking short-term price appreciation or for "market timers."

Shares of each Fund are sold and redeemed at net asset value. See "How to Purchase Shares" and "How to Redeem Shares."


This Prospectus contains important information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information ("SAI"), dated April 1, 1997, about the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You can obtain the SAI without charge by writing or calling the Funds at 767 Third Avenue, New York, NY 10017-2023, (800) 443-1021 or (212) 888-6685. The SAI,
material  incorporated  by  reference  into  this  Prospectus,   and  any  other
information regarding the Funds are maintained electronically with the U.S. Securities and Exchange Commission at its Internet Web sight (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person is authorized by the Funds to give any information or make any representation other than those contained herein or in other printed or written material issued by the Funds, and no person is entitled to rely upon any other information or representation.

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                                                                          Page 3

                                  FUND EXPENSES

The following table illustrates all expenses and fees that a shareholder of the Funds will incur.

                                                        THIRD AVENUE            THIRD AVENUE
                                                        VALUE FUND              SMALL-CAP VALUE FUND
                                                        ----------              --------------------
Shareholder Transaction Expenses:
---------------------------------
Sales Load Imposed on Purchases                               None                      None
Sales Load Imposed on Reinvested Dividends                    None                      None
Deferred Sales Load                                           None                      None
Redemption Fee                                                None                      None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of net assets)

Management Fees                                                 .90%                      .90%
12b-1 Fees                                                    None                      None
Other Expenses                                                 .31%                     1.00% (after waivers)
                                                               ---                      ----
Total Fund Operating Expenses                                  1.21%                    1.90% (after waivers)


Example
The following example illustrates the expenses that a shareholder would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period.

                                            1 Year            3 Years           5 Years          10 Years

THIRD AVENUE VALUE FUND                     $12               $39               $67              $147

THIRD AVENUE SMALL-CAP
VALUE FUND                                  $19               $60                ------           ------


The purpose of this table is to assist investors in understanding the various costs and expenses that investors will bear directly or indirectly. The expenses of THIRD AVENUE VALUE FUND are based on actual expenses of its predecessor Fund, Third Avenue Value Fund, Inc., for the year ended October 31, 1996. THIRD AVENUE SMALL-CAP VALUE FUND commenced investment operations on or about April 1, 1997. Because THIRD AVENUE SMALL-CAP VALUE FUND has no operating history, "Other Expenses" is based on estimated amounts for the current fiscal year. From time to time, the Adviser may voluntarily waive receipt of its fees and/or assume certain expenses of the Funds which would have the effect of lowering the expense ratio and increasing the yield to investors. The expenses noted above for THIRD AVENUE SMALL-CAP VALUE FUND, without reimbursement, would be:
"Management Fees" .90%, "Other Expenses" 1.64% and "Total Fund Operating Expenses" 2.54%. In addition, shareholders of each Fund pay a $9 charge for redemptions by wire. For a further description of the various costs and expenses incurred in the Funds' operations, as well as any reimbursements or waiver arrangements, see "Management of the Funds." THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

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                                                                          Page 4

                              FINANCIAL HIGHLIGHTS

                               THIRD AVENUE TRUST


The following sets forth information for THIRD AVENUE VALUE FUND regarding per share income and capital changes for each of the six years in the period ended October 31, 1996, which have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report on the October 31, 1996 financial statements appears in the Fund's Annual Report to Shareholders. THIRD AVENUE VALUE FUND is the successor by merger on March 31, 1997 to Third Avenue Value Fund, Inc., a Maryland corporation. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 1996 Annual Report to Shareholders which are incorporated by reference into the Statement of Additional Information.

Because the Trust's new Fund, THIRD AVENUE SMALL-CAP VALUE FUND, commenced investment operations on or about April 1, 1997, no financial highlights are available.


THIRD AVENUE VALUE FUND: SELECTED DATA AND RATIOS (Years Ended October 31,)

                                                              1996       1995       1994       1993       1992        1991
                                                              ----       ----       ----       ----       ----        ----

NET ASSET VALUE, BEGINNING OF YEAR                           $21.53     $18.01     $17.92     $13.57     $12.80     $10.00
INCOME FROM INVESTMENT OPERATIONS:                           ------     ------     ------     ------     ------     ------
     Net investment income                                      .53        .38        .29        .18        .19        .15
     Net gain on securities
     (both realized and unrealized)                            2.76       3.53        .16       4.77        .64       4.65
                                                              -----      -----       ----      -----       ----      -----
     Total from Investment Operations                          3.29       3.91        .45       4.95        .83       4.80
                                                              -----      -----       ----      -----       ----      -----
LESS DISTRIBUTIONS:
     Dividends from net investment income                      (.41)      (.25)      (.22)      (.24)      (.02)      (.15)
     Distributions from net realized gains                     (.15)      (.14)      (.14)      (.36)      (.04)     (1.85)
                                                              -----      -----       ----      -----       ----      -----
     Total Distributions                                       (.56)      (.39)      (.36)      (.60)      (.06)     (2.00)
                                                             ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF YEAR                                 $24.26     $21.53     $18.01     $17.92     $13.57     $12.80
                                                             ======     ======     ======     ======     ======     ======

TOTAL RETURN
(NOT INCLUDING SALES LOAD)                                   15.55%     22.31%      2.56%     37.36%      6.50%     49.16%
RATIOS/SUPPLEMENTAL DATA:

     Net Assets, End of Year
     (in thousands)                                        $566,847   $312,722   $187,192   $118,958    $31,387    $17,641
     Ratio of Expenses to Average
       Net Assets                                             1.21%      1.25%      1.16%      1.42%      2.32%      2.50%

     Ratio of Net Income to Average
       Net Assets                                             2.67%      2.24%      1.85%      1.45%      1.71%      1.71%
     Portfolio Turnover Rate                                    14%        15%         5%        17%        31%        67%
     Average Commission Rate                                $0.0318     ------     ------     ------     ------     ------





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                                                                          Page 5

                                 ABOUT THE FUNDS


Third Avenue Trust (the "Trust") was organized as a business trust under the laws of the state of Delaware pursuant to a Trust Instrument dated October 31, 1996. At the close of business on March 31, 1997, shareholders of Third Avenue Value Fund, Inc. ("Third Avenue Maryland"), a Maryland corporation which was incorporated on November 27, 1989 and began operations on October 9, 1990, became shareholders of THIRD AVENUE VALUE FUND, a series of the Trust, pursuant to a merger agreement which was approved by a majority of Third Avenue Maryland's shareholders on December 13, 1996. Upon this merger, all assets, privileges, powers, franchises, liabilities and obligations of Third Avenue Maryland were assumed by the Trust. Except as noted herein, all information about THIRD AVENUE VALUE FUND includes information about its predecessor, Third Avenue Maryland.


INVESTMENT OBJECTIVES

The investment objective of each Fund is long-term capital appreciation. Each investment objective is a fundamental policy and may not be changed without the affirmative vote of a majority of that Fund's outstanding voting securities. In pursuit of the Funds' investment objectives, the research efforts of the Funds' Adviser, EQSF Advisers, Inc., emphasize analysis of documents, especially stockholder mailings and Securities and Exchange Commission ("SEC") filings by issuers. The Adviser's intensive research process, combined with the Adviser's investment philosophy, may mean that either or both Funds may be constructed using a relatively limited number of securities.


THIRD AVENUE VALUE FUND seeks to achieve its objective by following a value investing philosophy to acquire common stocks of well-financed companies at a substantial discount to the Adviser's estimate of the issuing company's private market value (i.e. take-over value). The Fund also seeks to acquire senior securities, such as preferred stocks and debt instruments, that have strong covenant protections and above-average current yields, yields to events, or yields to maturity. See "Investment in Equity Securities" and "Investment in Debt Securities."


THIRD AVENUE SMALL-CAP VALUE FUND seeks to achieve its objective by following a value investing philosophy that seeks to acquire common stocks of well-financed companies at a substantial discount to the Adviser's estimate of the issuing company's private market value (i.e. take-over value). The Fund intends to invest at least 65% of its total assets in the equity securities of companies whose aggregate shares outstanding have a market value of less than $1 billion at the time of investment. See "Investment in Equity Securities."



The Adviser may seek investments in the securities of companies in industries that are temporarily depressed. The Adviser also seeks investments in equity securities of companies where debt service1 consumes a small part of such companies' cash flow.

1 "Debt Service" means the current annual required payment of interest and principal to creditors.

--------------------------------------------------------------------------------

                       INVESTMENT PHILOSOPHY AND APPROACH

VALUE DISCIPLINE
The Adviser adheres to a strict value discipline when selecting securities for the Funds. Contrary to conventional wisdom, which says that you have to take greater risks to reap greater rewards, the Adviser seeks to invest in a portfolio of securities where the prices at the time of acquisition are low enough so that the Adviser can conclude that both the risk is lowered and appreciation potential is enhanced.

INTENSIVE RESEARCH
The Adviser believes that value is created more by past corporate prosperity than by bear markets. For this reason, the Adviser conducts intensive bottom-up research to identify investment opportunities, and ignores the general stock market and other macro factors.

DIVERSIFICATION
The Adviser believes that knowledge gained through intensive research lends more toward reducing investment risk than does diversification. However, the Funds will remain diversified in general, although probably less diversified than other mutual funds of comparable size.

BUY AND HOLD
The Adviser follows a strategy of "buy and hold." This approach to achieving growth over the long term means that the Funds should experience low turnover, minimizing transaction costs and tax consequences.

INVESTMENT IN EQUITY SECURITIES

In selecting equity securities, the Adviser seeks issuing companies that exhibit the following characteristics:


(1) A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information).

(2)  Responsible   management  and  control  groups,  as  gauged  by  managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

(3)  Availability  of  comprehensive   and  meaningful   financial  and  related
     information. A key disclosure is audited financial statements and information which the Adviser believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

(4) Availability of the security at a market price which the Adviser believes is at a substantial discount to the Adviser's estimate of what the issuer is worth as a private company or as a takeover or merger and acquisition candidate.

--------------------------------------------------------------------------------

INVESTMENT IN DEBT SECURITIES
THIRD AVENUE VALUE FUND intends its investment in debt securities to be, for the most part, in securities which the Adviser believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments, the Adviser requires the following characteristics:

1)   Strong covenant protection, and

2) Yield to maturity at least 500 basis points above that of a comparable credit.

In acquiring debt securities, the Adviser generally will look for covenants which protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Adviser will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Adviser will also use its best judgment as to the most favorable range of maturities. In general, the Fund will acquire debt issues which have a senior position in an issuer's capitalization and will avoid "mezzanine" issues such as non-convertible subordinated debentures.

MORTGAGE-BACKED SECURITIES
THIRD AVENUE VALUE FUND intends to invest in mortgage-backed securities and derivative mortgage-backed securities, including "principal only" but not "interest only" components. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Fund intends to invest in these securities only when it believes, after analysis, that there is unlikely to ever be permanent impairment of capital as measured by whether there will be a money default by either the issuer or the guarantor of these securities. These securities do, nonetheless, entail considerable market risk, i.e., fluctuations in quoted prices for the instruments, interest rate risk, prepayment risk and inflation risk.

The Fund will not invest in non-investment grade subordinated classes of residential mortgages and does not intend to invest in commercial mortgage-backed securities. Prepayments of principal generally may be made at any time without penalty on residential mortgages and these prepayments are passed through to holders of one or more of the classes of mortgage-backed securities. Prepayment rates may change rapidly and greatly, thereby also affecting yield to maturity, reinvestment risk and market value of the mortgage-backed securities. As a result, the high credit quality of many of these securities may provide little or no protection against loss in market value, and there have been periods during which many mortgage-backed securities have experienced substantial losses in market value. The Adviser believes that, under certain circumstances, many of these securities may trade at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by the Fund may provide high yield and total return in comparison to risk levels.

--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES
THIRD AVENUE VALUE FUND also intends to invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described above. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.

FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS
THIRD AVENUE VALUE FUND may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Fund will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. The Fund does not intend to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

INVESTMENT IN HIGH YIELD DEBT SECURITIES


THIRD AVENUE VALUE FUND will not purchase or hold in excess of 35% of its net assets in high yield debt securities, including those rated below Baa by Moody's Investors Service, Inc. ("Moody's") and below BBB by Standard & Poor's Ratings Group ("Standard & Poor's") and unrated debt securities. See also "Investment in Debt Securities" and "Restricted and Illiquid Securities." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and may in fact be in default. The ratings of Moody's and Standard & Poor's represent their opinions as to the credit quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on

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                                                                          Page 9
the Adviser's credit analysis to identify investment opportunities. For the Fund, credit analysis is not a process of merely measuring the probability of whether a money default will occur, but also measuring how the creditor would fare in a reorganization or liquidation in the event of a money default.


Before investing in any high yield debt instruments, the Adviser will evaluate the issuer's ability to pay interest and principal, as well as the seniority position of such debt in the issuer's capital structure vis-a-vis any other outstanding debt or potential debts. There appears to be a direct cause and effect relationship between the weak financial conditions of issuers of high yield bonds and the market valuation and prices of their credit instruments, as well as a direct relationship between the weak financial conditions of such issuers and the prospects that principal or interest may not be paid.

The market price and yield of bonds rated below Baa by Moody's and below BBB by Standard & Poor's are more volatile than those of higher rated bonds. In addition, the secondary market for these bonds is generally less liquid than that for higher rated bonds.


The market values of certain of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. Companies that issue such bonds often are highly leveraged and may not have available to them more traditional methods of financing. Furthermore, high yield bonds structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and therefore tend to be more volatile than securities which pay interest periodically and in cash.


The Fund may also in the future purchase or retain debt obligations of issuers not currently paying interest or in default. In addition, the Fund may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Adviser, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

THIRD AVENUE VALUE FUND may invest in loans and other direct debt instruments owed by a borrower to another party. They represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.


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                                                                         Page 10


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TRADE CLAIMS
THIRD AVENUE VALUE FUND may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

PORTFOLIO PRACTICES
FOREIGN SECURITIES
Both THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND may invest in foreign securities. Each Fund's foreign securities investments will have characteristics similar to those of domestic securities selected for the Fund. Each Fund intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depository Receipts or who otherwise comply with SEC disclosure requirements. By limiting their investments in this manner, the Funds seek to avoid investing in securities where there is no compliance with SEC requirements to provide public financial information, or such information is unreliable as a basis for analysis.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. The Funds will be subject to additional risks which include: possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that may adversely affect the payment of principal and interest on the foreign securities or currency blockage that would restrict such payments from being brought back to the United States. Because foreign securities often are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

RESTRICTED AND ILLIQUID SECURITIES
Neither THIRD AVENUE VALUE FUND nor THIRD AVENUE SMALL-CAP VALUE FUND will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current market value) would be invested in securities that are illiquid. Generally speaking, an illiquid security is any asset or investment which a Fund cannot sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued the asset or investment, including securities that cannot be sold publicly due to legal or contractual restrictions.

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                                                                         Page 11

Over the past several years, strong institutional markets have developed for various types of restricted securities, including repurchase agreements, commercial paper, and some corporate bonds and notes. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission or otherwise determined to be liquid may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Fund's liquidity.


INVESTMENT IN RELATIVELY NEW ISSUES
Both THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND intend to invest occasionally in the common stock of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

TEMPORARY DEFENSIVE INVESTMENTS

When, in the judgment of the Adviser, a temporary defensive posture is appropriate, a Fund may hold all or a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. The adoption of a temporary defensive posture does not constitute a change in such Fund's investment objective.


BORROWING
Both THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND may also make use of bank borrowing as a temporary measure for extraordinary or emergency purposes, such as for liquidity necessitated by shareholder redemptions, and may use securities as collateral for such borrowing. Such temporary borrowing may not exceed 5% of the value of the applicable Fund's total assets at the time of borrowing.

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                                                                         Page 12

INVESTMENT IN OTHER INVESTMENT COMPANIES


THIRD AVENUE SMALL-CAP VALUE FUND may invest in securities of other investment companies, to the extent permitted under the Investment Company Act of 1940, provided that after any purchase the Fund does not own more than 3% of such investment company's outstanding stock. THIRD AVENUE VALUE FUND may invest up to 10% of its total assets in securities of other investment companies; up to 5% of its total assets may be invested in any one investment company, provided that after its purchase no more than 3% of such investment company's outstanding stock is owned by the Fund. The Adviser will charge an advisory fee on the portion of a Fund's assets that are invested in securities of other investment companies. Thus, shareholders will be responsible for a "double fee" on such assets, since both investment companies will be charging fees on such assets.


SIMULTANEOUS INVESTMENTS
Investment decisions for a Fund are made independently from those of the other Funds advised by the Adviser. If, however, such other Funds wish to invest in, or dispose of, the same securities as the Fund, available investments will be allocated equitably to each Fund. This procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

RESTRICTIONS ON INVESTMENTS

The Funds have adopted various investment restrictions, some of which are fundamental policies that cannot be changed without shareholder approval and others of which are operating investment restrictions that may be changed without shareholder approval. Certain restrictions not described in this Prospectus are set forth in full in the Statement of Additional Information. In the event either Fund changes an operating investment restriction, the new restriction may not meet the investment needs of every shareholder.


PORTFOLIO TURNOVER
The Funds' investment policies and objectives, which emphasize long-term holdings, would tend to keep the number of portfolio transactions relatively low. THIRD AVENUE VALUE FUND'S portfolio turnover rate for the years ended October 31, 1995 and 1996 was 15% and 14%, respectively.

It is currently estimated that, under normal market conditions, the annual portfolio turnover rate for THIRD AVENUE SMALL-CAP VALUE FUND will not exceed 75%.

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                                                                         Page 13

                             MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER
EQSF Advisers, Inc. (the "Adviser") manages each Fund's investments, provides various administrative services and supervises the Funds' daily business affairs, subject to the authority of the Trust's Board of Trustees. The Adviser, a New York corporation organized in 1986, is controlled by Martin J. Whitman and has its offices at 767 Third Avenue, New York, NY 10017-2023.

Mr. Whitman, the Chairman, President and Chief Executive Officer of the Trust and its Adviser, is responsible for the day-to-day management of the Funds' portfolios. During the past five years, he has also served in various executive capacities with M.J. Whitman, Inc., the Fund's distributor and regular broker dealer and several affiliated companies engaged in various investment and financial businesses; he has served as a Distinguished Management Fellow at the Yale School of Management; and has been a director of various public and private companies, including Danielson Holding Corporation ("DHC"), an insurance holding company, and Nabors Industries, Inc., an international oil drilling contractor.

Curtis Jensen has served as co-manager of THIRD AVENUE SMALL-CAP VALUE FUND since inception. He has been employed by the Adviser since 1995 and also serves as senior research analyst for THIRD AVENUE VALUE FUND. Prior to joining the Adviser, Mr. Jensen was a graduate business student at the Yale School of Management from 1993 to 1995 where he studied under Mr. Whitman. Prior to that, Mr. Jensen was a director of and managed the operations of a specialty food manufacturer.

The portfolio managers and certain other persons related to the Adviser and the Funds are subject to written policies and procedures designed to prevent abusive personal securities trading and other activities.

ADVISORY FEES
Each Fund has agreed to pay the Adviser a flat rate of .90% of its average daily net assets, and each Fund pays all costs of leased office space of or allocable to such Fund. The Adviser's fee for the previous month is paid at the beginning of the next month based upon the average daily net assets during the previous month.

Each Fund pays all of its expenses other than those assumed by the Adviser. Any expense which cannot be allocated to a specific Fund will be allocated to each of the Funds based on their relative net asset value on the date the expense is incurred. From time to time, the Adviser may waive receipt of its fees and/or assume certain expenses of a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing yield to investors. Accordingly, whenever in any fiscal year, a Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.9% of the first $100 million of average daily net assets of the Fund, and 1.5% of assets in excess of $100 million, the Adviser is obligated

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                                                                         Page 14
to reimburse the Fund in an amount equal to that excess. If a Fund's operating expenses fall below the expense limitation, that Fund will begin repaying the Adviser for the amount contributed on behalf of the Fund. This repayment will continue, subject to the expense limitation, until the Adviser has been paid for the entire amount contributed. For the fiscal years ended October 31, 1995 and 1996, no reimbursement was required to be paid for Third Avenue Value Fund, Inc.

ADMINISTRATOR
FPS Services, Inc. ("FPS"), which has its principal business address at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, serves as administrator of the Funds pursuant to an Administrative Services Agreement. The services that FPS provides to the Funds include: coordinating and monitoring of any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries.

DISTRIBUTOR
M.J. Whitman, Inc. (together with its predecessors "MJW"), a registered broker-dealer and member of the National Association of Securities Dealers ("NASD"), is the Distributor of the Funds' shares. MJW, whose business address is 767 Third Avenue, New York, NY 10017-2023, is a wholly-owned subsidiary of M.J. Whitman Holding Corp. ("MJWHC"). Martin J. Whitman, David M. Barse, Michael Carney and Ian M. Kirschner are executive officers of the Trust, MJW and MJWHC, as well as stockholders of MJWHC.

CUSTODIAN AND TRANSFER AGENT

The custodian acts as the depository for the Funds, is responsible for safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds' request and maintains records in connection with its duties. North American Trust Company, 525 B Street San Diego, CA 92101-4492, serves as THIRD AVENUE VALUE FUND'S custodian and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, serves as THIRD AVENUE SMALL-CAP VALUE FUND'S custodian (each a "Custodian" and, collectively the "Custodians").


FPS serves as the Funds' Transfer Agent and also performs certain accounting and pricing services for the Funds. FPS maintains shareholder records, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder services. All shareholder inquiries should be directed to FPS. You may write to: FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 or you may telephone toll free
(800) 443-1021.

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                                                                         Page 15

PORTFOLIO TRADING PRACTICES
The Adviser is responsible on a day-to-day basis for executing the Funds' portfolio transactions, and seeks to obtain the most favorable price and best available execution of orders. In principal trades, it normally deals with market makers and will not deal with any affiliated broker. In agency trades, it seeks to obtain reasonable commissions and may have the Funds pay a higher commission than the broker might otherwise charge if the Funds determine that the commission is reasonable in relation to, among other things, the value of brokerage or research services provided by the broker to the Adviser. In agency trades, the Adviser generally uses the services of its affiliated brokers, if in the judgment of the Adviser, such affiliates are able to obtain a price and execution at least as favorable as other qualified brokers. For a more detailed description of the Funds' portfolio trading practices, see "Portfolio Trading Practices" in the SAI.

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                                                                         Page 16

                             PERFORMANCE INFORMATION

PERFORMANCE ILLUSTRATION

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE FUND AND THE STANDARD & POOR'S 500 INDEX (S&P 500)

                           AVERAGE ANNUAL TOTAL RETURN

THIRD AVENUE VALUE FUND

                  YEAR                                             VALUE OF
                  ENDED             RETURN        INVESTMENT       INVESTMENT
                  -----             ------        ----------       ----------

                  10/31/90                        $10,000.00       $10,000.00
Year 1            10/31/91          49.15%                         $14,915.00
Year 2            10/31/92           6.50%                         $15,884.48
Year 3            10/31/93          37.36%                         $21,818.91
Year 4            10/31/94           2.56%                         $22,377.48
Year 5            10/31/95          22.31%                         $27,369.89
Year 6            10/31/96          15.55%                         $31,625.91


S&P INDEX

                  YEAR                                             VALUE OF
                  ENDED             RETURN        INVESTMENT       INVESTMENT
                  -----             ------        ----------       ----------

                  10/31/90                        $10,000.00       $10,000.00
Year 1            10/31/91          33.50%                         $13,350.00
Year 2            10/31/92           9.96%                         $14,679.66
Year 3            10/31/93          14.94%                         $16,872.80
Year 4            10/31/94           3.87%                         $17,525.78
Year 5            10/31/95          26.44%                         $22,159.59
Year 6            10/31/96          24.09%                         $27,498.71

THIRD AVENUE VALUE FUND Average Annual Return

1 Year            15.55%
2 Years           18.88%
3 Years           13.17%
4 Years           18.79%
5 Years           16.22%
6 Years           21.15%



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                                                                         Page 17

                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES


Each Fund expects to declare and pay distributions annually, generally in December. The Funds will notify shareholders of the tax status of dividends and capital gain distributions.


Each Fund intends to qualify annually for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to Federal income tax on the portion of its net investment income and net realized capital gains that it distributes to shareholders. Each Fund intends to continue its qualification as a regulated investment company in future years, unless it determines that such tax treatment would not be advantageous to the Fund and its shareholders. Each Fund intends to distribute substantially all of its net investment income and net realized capital gain.


For the year ended October 31, 1996, THIRD AVENUE VALUE FUND distributed net investment income of approximately $6,118,869 and net realized capital gains on investments of approximately $2,245,595. A distribution of $0.72 per share, consisting of $0.573 of income, $0.065 of short-term capital gain and $0.08 of long-term capital gain was distributed to shareholders of record on December 30, 1996.


Distributions from net investment income and short-term capital gains are taxable as ordinary income. A portion of these distributions may qualify for the corporate dividends-received deduction available to corporate shareholders.

Distributions of net long-term capital gain realized by the Funds from the purchase and sale of securities held by them for more than one year will be taxable to shareholders as a long-term capital gain (even if the shareholder has held the shares for less than one year.) However, if a shareholder who has received a capital gain distribution suffers a loss on the sale of his shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gain distribution received.

Shareholders receiving distributions in the form of additional shares will be treated for federal income tax purposes in the same manner as if they had received cash distributions equal in value to the shares received, and will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the applicable Fund on the date of distribution.

Shareholders will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the redemption proceeds and the shareholder's basis in the shares redeemed. This gain or loss will generally be capital, assuming that the shareholder held the shares as a capital asset, and will be long-term capital gain or loss if the shares were held for longer than one year. A loss recognized on the disposition of shares of a Fund will be disallowed if identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of disposition.

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                                                                         Page 18

Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes or withholding taxes. Shareholders should consult their tax advisers as to the tax consequences to them of ownership of shares of the Funds.

If a shareholder purchases shares shortly before the record date of a dividend or capital gain distribution, such distribution will be taxable even though it may represent in whole or in part a return of the purchase price, and the value of the shares drops by the approximate amount of the distribution.

DISTRIBUTION OPTIONS
Shareholders should specify on their account application how they wish to receive distributions. If no election is made on the account application, all distributions will automatically be reinvested.
Each Fund offers four options:

(1) all income dividends and capital gain distributions paid in cash;
(2) income dividends paid in cash with capital gain  distributions  reinvested;
(3) income dividends reinvested with capital gain distributions paid in cash;or
(4) both distributions automatically reinvested in additional shares of that Fund.

Any distribution payments returned by the post office as undeliverable will be reinvested in additional shares of the applicable Fund at the net asset value next determined.

WITHHOLDING
The Funds may be required to withhold Federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to shareholders (a) who fail to furnish the Funds with and to certify the payee's correct taxpayer identification number or social security number, (b) when the Internal Revenue Service notifies the Funds that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (c) when the payee fails to certify that he is not subject to backup withholding. Investors should be sure to provide this information when they complete the application. Certain foreign accounts may be subject to U.S. Withholding Tax on ordinary distributions. Investors should be sure to provide their place of residence as well as citizenship status when completing the application.

                             HOW TO PURCHASE SHARES

The price paid for shares is the net asset value next determined following receipt of the purchase order in proper form by the applicable Fund or its authorized service agent or sub-agent. See "Determining Net Asset Value" below. All purchase orders should be directed to the Funds' transfer agent, FPS Services, Inc. 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. The Funds reserve the right to reject any purchase order.

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                                                                         Page 19

BUSINESS HOURS
The Funds are open for business each day the New York Stock Exchange ("NYSE") is open. The NYSE and the Funds will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

DETERMINING NET ASSET VALUE
Net asset value per share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern time, each day the NYSE is open for trading. Net asset value of each Fund is determined by dividing the value of all portfolio securities, cash, and other assets, including accrued interest and dividends, owned by the Fund, less all liabilities, including accrued expenses of the Fund, by the total number of shares of each Fund outstanding.

Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the day, based on the value determined on the day. This amortized cost method will be used unless the Board of Trustees determines that such method does not represent fair value.

Securities traded on any securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis are valued at the last quoted sales price or, in the absence of closing sales prices on that day, securities will be valued at the mean between the closing bid and asked price. Other readily marketable securities are valued at the mean between the closing bid and asked prices. A Fund may utilize the services of one or more pricing services to assist it in valuing the Fund's securities. Illiquid securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by or under the direction of the Board of Trustees of the Fund holding such securities.

SHARE CERTIFICATES
Share  certificates   representing  shares  of  a  Fund  will  be  delivered  to shareholders only upon written request.

THROUGH AN AUTHORIZED BROKER-DEALER OR INVESTMENT ADVISER

Shares of the Funds may also be purchased through an investor's broker-dealer or investment adviser. The broker-dealer must be a member in good standing with the NASD and have entered into a selling agreement with the Funds' distributor, MJW. Investment advisers must be registered under federal securities laws. Transactions in Fund shares made through an investor's broker-dealer or investment adviser may be subject to charges imposed by the dealer or investment adviser, who may also impose higher initial or additional amounts for investment than those established by the Funds. In those situations, the investor's broker-dealer or investment adviser is responsible for forwarding payment or arranging for payment promptly. The Funds reserve the right to cancel any purchase order for which payment has not been received by the third business day following


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                                                                         Page 20
receipt of the purchase order. Telephone purchase orders will only be accepted from financial institutions which have been approved previously by the Funds or the Adviser.

NEW ACCOUNTS
An account application must be completed and signed for each new account opened, regardless of the method chosen for making the initial investment.

INITIAL INVESTMENT
The minimum initial investment for each Fund is $1,000. Payment may be made by check or money order payable to "THIRD AVENUE VALUE FUND" or "THIRD AVENUE SMALL-CAP VALUE FUND."

BY MAIL
       THIRD AVENUE VALUE FUND or
       THIRD AVENUE SMALL-CAP VALUE FUND
       c/o FPS Services, Inc.
       3200 Horizon Drive
       P.O. Box 61503
       King of Prussia, PA 19406-0903.

Checks will be accepted if drawn in U.S. currency on a domestic bank. Checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of the funds by the transfer agent, FPS. The Funds will not accept a check endorsed over by a third-party. A charge (minimum of $20) will be imposed if any check used for the purchase of Fund shares is returned unpaid. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment has been received.

BY WIRE
Prior to sending wire instructions, notify FPS at (800) 443-1021, Option 2 to insure proper credit to the shareholder's account. Direct shareholder's bank to wire funds as follows:

     UMB Bank KC NA
     Kansas City, MO
     ABA #: 10-10-00695
     For FPS #: 98-7037-071-9
     For further credit to: THIRD AVENUE VALUE FUND or THIRD AVENUE SMALL-CAP VALUE FUND (Shareholder's name, exact account title and account number)

Heavy wire traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire.

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                                                                         Page 21

ADDITIONAL INVESTMENTS BY MAIL
Subsequent investments should be accompanied by the "payment stub" attached to the shareholder's account statement and may be made in minimum amounts of $1,000 and mailed to:

     THIRD AVENUE VALUE FUND
       or
     THIRD AVENUE SMALL-CAP VALUE FUND
     c/o FPS Services, Inc.
     P.O. Box 412797
     Kansas City, MO 64141-2797

At the sole discretion of the Adviser, the initial and any additional investment minimums may be waived in new accounts opened by existing shareholders for additional family members and by officers, trustees or employees of the Funds, MJW, the Adviser or any affiliate of the Adviser (including their spouses and children under age 21.)

ADDITIONAL INVESTMENTS THROUGH THE AUTOMATIC INVESTMENT PLAN
This Plan  provides  shareholders  with a  convenient  method by which  they may automatically make subsequent monthly purchases. A predetermined amount, selected by the shareholder, will be deducted from the shareholder's checking account. Subsequent investments under this Plan are subject to a monthly minimum of $200. The Automatic Investment Plan option may be elected on the application.

INDIVIDUAL RETIREMENT ACCOUNTS
The Funds' Individual Retirement Account ("IRA") application and additional forms required may be obtained by contacting FPS at (800) 443-1021, Option 1. For IRA's, the initial minimum is $500 and the minimum subsequent contribution is $200. The account will be maintained by the custodian, Semper Trust Company, which currently charges an annual maintenance fee of $12. Fees are subject to change by Semper Trust Company.

OTHER RETIREMENT PLANS
Investors who are self-employed may purchase shares of the Funds through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. However, the Funds do not currently act as a sponsor or administrator for such plans. Fund shares may also be purchased for other types of qualified pension or profit sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans", which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plan.

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                                                                         Page 22

                              HOW TO REDEEM SHARES

Shareholders may redeem shares on any business day during which the NYSE is open. All redemption requests should be directed to FPS. Fund shares will be redeemed at the net asset value next calculated after such request is received by FPS in proper form. Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored.

BY MAIL
Send a written request, together with any share certificates that have been issued, to:

     FPS Services, Inc.
     3200 Horizon Drive
     P.O. Box 61503
     King of Prussia, PA 19406-0903

Written redemption requests, stock powers and any share certificates issued must be submitted and signed exactly as the account is registered. Such requests generally require a signature guarantee and additional documents. See "Signature Guarantees/Other Documents."

TELEPHONE REDEMPTION SERVICE
Shareholders who wish to redeem shares by telephone may elect this service on the application. Such shareholders may thereafter redeem unissued shares valued at not less than $1,000 on any business day by calling FPS at (800) 443-1021, Option 2, prior to 4:00 p.m. Eastern time.

The Funds and FPS will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, FPS will require personal identification information before accepting a telephone redemption order. If the transfer agent fails to use reasonable procedures, the Funds or FPS might be liable for losses due to fraudulent instructions.

Shareholders who did not previously elect the Telephone Redemption Service on their application, or who wish to change any information previously provided, including the address of record or the bank to which redemption proceeds are to be wired, must submit a signature guaranteed letter of instructions. See "Signature Guarantees/Other Documents."

FEES
There is no charge for redemption of shares tendered directly to FPS. FPS currently charges a wire fee of $9 for payment of redemption proceeds by federal funds. FPS will automatically deduct the wire fee from the redemption proceeds. Broker-dealers handling redemption transactions generally will charge a service fee.

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                                                                         Page 23

REDEMPTION WITHOUT NOTICE
The Funds have the right, at any time and without prior notice to a shareholder, to redeem shares held in any account registered in the name of such shareholder at current net asset value, if and to the extent that such redemption is necessary to reimburse the Funds for any loss sustained by reason of the failure of such shareholder to make full payment for shares of the Funds previously purchased or subscribed for by such shareholder.

ACCOUNT MINIMUM
A shareholder selling a partial amount of shares must leave at least $500 worth of shares to keep the account open, or in the case of an IRA account, at least $200. The Funds may also, upon 30 days prior written notice to a shareholder, redeem shares in any account, other than an IRA account, containing shares currently having an aggregate net asset value, not attributed to market fluctuations, of less than $500.

PAYMENT OF REDEMPTION PROCEEDS
A Fund will usually make payment for redemptions of Fund shares within one business day, but not later than seven calendar days after receipt of such redemption requests. However, if the Fund has not collected the purchase price of the shares being redeemed, the redemption will not be processed until such collection has been completed.

Redemption of recently purchased Fund shares that have been paid for by check may be delayed until the Fund has a reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment of the purchase. Investors who anticipate that they may wish to redeem their shares before fifteen calendar days are advised to pay for their shares by federal funds wire.

WIRED PROCEEDS
In the case of redemption proceeds that are wired to a shareholder's bank, payment will be transmitted only on days that commercial banks are open for business and only to the bank and account previously authorized on the application or shareholder's signature guaranteed letter of instruction. Neither the Funds nor FPS will be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System.

SIGNATURE GUARANTEES/OTHER DOCUMENTS
Signatures on any (1) request for redemption, payable to the registered shareholder involving $5,000 or more, (2) redemption proceeds payable to and/or mailed to other than the registered shareholder, or (3) requests to transfer shares, must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations. A notary public is not an acceptable guarantor. ADDITIONAL DOCUMENTS MAY BE REQUIRED WHEN SHARES ARE REGISTERED IN THE NAME OF A CORPORATION, PARTNERSHIP, ASSOCIATION, AGENT, FIDUCIARY, TRUST, ESTATE OR OTHER ORGANIZATION. Additional tax documents may also be required in the case of redemptions from IRA accounts. For further information, call FPS toll free at (800) 443-1021, Option 2.

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning or purchasing shares of the Funds having a current value of at least $10,000 may participate in a Systematic Withdrawal Plan, which provides for automatic redemption of at least $100 monthly, quarterly, semi-annually, or annually. Shareholders may establish a Systematic Withdrawal Plan by sending a letter to FPS. Notice of all changes concerning the Systematic Withdrawal Plan must be received by FPS at least two weeks prior to the next scheduled payment. Further information regarding the Systematic Withdrawal Plan and its requirements can be obtained by contacting FPS at (800) 443-1021, Option 2.

                             HOW TO EXCHANGE SHARES

INTER-FUND EXCHANGE PRIVILEGE
Shareholders may exchange shares of one Fund of the Trust for shares of the other Fund at net asset value without the payment of any fee or charge in writing or by telephone. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. Shareholders who wish to use this exchange privilege may elect the service on the account application.

If FPS receives exchange instructions in writing or by telephone at (800) 443-1021, in good order by the valuation time on any business day, the exchange will be effected that day. For an exchange request to be in good order, it must include the shareholder's name as it appears on the account, the account number, the amount to be exchanged, the names of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required. A written request for an exchange in excess of $5,000 must be accompanied by a signature guarantee as described under "Signature Guarantees/Other Documents."

MONEY MARKET EXCHANGE PRIVILEGE
Shareholders may redeem any or all shares of the Funds and automatically invest the proceeds through the Third Avenue Money Market Fund account, in the Cash Account Trust Money Market Portfolio, an unaffiliated, separately managed, money market mutual fund. The exchange privilege with the money market portfolio does not constitute an offering or recommendation of the shares of the money market portfolio by the Funds or the Distributor. The Adviser is compensated for administrative services it performs with respect to the money market portfolio.

Shareholders who wish to use this exchange privilege may elect the service on the account application. The Funds' shareholders should not order shares of the Money Market Fund without first receiving the current prospectus for the Money Market Fund. By giving exchange instructions, a shareholder will be deemed to have represented that he has received the current prospectus for the Money Market Fund. Exchanges of Fund shares are subject to the other requirements of the Money Market Fund into which the exchange is made.

--------------------------------------------------------------------------------

The Funds reserve the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days prior written notice.

Shareholders should be aware that an exchange is treated for federal income tax purposes as a sale and a purchase of shares, which may result in realization of a gain or loss.

                              SHAREHOLDER SERVICES

Each Fund provides you with helpful services and information about your account.

     * A statement after every transaction.
     * Annual account statement reflecting all transactions for the year.
     * Tax information will be mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service.
     * The financial statements of the Fund with a summary of portfolio composition and performance will be mailed at least twice a year.
     * The Funds intend to continue to mail to shareholders quarterly reports containing the Chairman of the Board's letter and a summary of portfolio changes, composition and performance.

The Funds pay for shareholder services but not for special services such as requests for historical transcripts of accounts. The Funds' transfer agent, FPS, currently charges $10 per year for duplication of historical account activity records, with a maximum fee of $100.

TELEPHONE INFORMATION
YOUR ACCOUNT:       Questions  about your account,  purchases,  redemptions  and distributions  can be answered by FPS Monday through Friday,
                    9:00 AM to 7:00 PM  (Eastern  time).  Call toll  free  (800)
                    443-1021, Option 2 or (610) 239-4500.

THE FUNDS:          Questions  about  the Funds can be  answered  by the  Funds'
                    telephone representatives Monday through Friday 9:00 AM to 5:00 PM (Eastern time). Call toll free (800) 443-1021 or
                    (212) 888-6685.

TO REDEEM SHARES:   To redeem shares by  telephone,  call FPS prior to 4:00 p.m.
                    on the day you wish to redeem, toll free (800) 443-1021, Option 2, or (610) 239-4500.

TRANSFER OF OWNERSHIP
A shareholder may transfer Fund shares or change the name or form in which the shares are registered by writing to FPS. The letter of instruction must clearly identify the account number, name(s) and number of shares to be transferred, and provide a certified tax identification number by way of a completed new account application or W-9 form, and include the signature(s) of all registered owners, and any share certificates issued. The signature(s) on the transfer instructions or any stock power must be guaranteed as described under "Signature Guarantees/Other Documents."

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                                                                         Page 26

                                BOARD OF TRUSTEES
                                 Phyllis W. Beck
                                  Tibor Fabian
                                Gerald Hellerman
                                  Marvin Moser
                                Donald Rappaport
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                  Chairman, Chief Executive Officer, President

                                 David M. Barse
                Chief Operating Officer, Executive Vice President

                                 Michael Carney
                       Chief Financial Officer, Treasurer

                        Kerri Weltz, Assistant Treasurer

                 Ian M. Kirschner, General Counsel and Secretary

                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                   DISTRIBUTOR
                               M.J. Whitman, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                 TRANSFER AGENT
                               FPS Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4500
                           (800) 443-1021 (toll-free)

                                   CUSTODIANS


THIRD AVENUE VALUE FUND                        THIRD AVENUE SMALL-CAP VALUE FUND
North American Trust Company                             Custodial Trust Company
525 B Street                                                 101 Carnegie Center
San Diego, CA 92101-4492                                Princeton, NJ 08540-6231


                                     [LOGO]
                                767 THIRD AVENUE
                             NEW YORK, NY 10017-2023
                              Phone (212) 888-6685
                            Toll Free (800) 443-1021
                                www.mjwhitman.com

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                                                                         Page 27

                                     (LOGO)

                                  STATEMENT OF
                                   ADDITIONAL
                                   INFORMATION

                                  ------------




                                  April 1, 1997


--------------------------------------------------------------------------------

                                     (LOGO)

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATED APRIL 1, 1997


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                        THIRD AVENUE SMALL-CAP VALUE FUND

This Statement of Additional Information is in addition to and serves to expand and supplement the current Prospectus of Third Avenue Trust (the "Trust"), which currently consists of two separate investment series: THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND (each a "Fund" and collectively, the "Funds").


This Statement of Additional Information, dated April 1, 1997, is not a Prospectus and should be read in conjunction with the Prospectus dated April 1, 1997. A copy of the Prospectus may be obtained without charge by contacting the Funds at 767 Third Avenue, New York, NY 10017-2023, (800) 443-1021 or (212)
888-6685.


                                TABLE OF CONTENTS

GENERAL INFORMATION ...................................3
INVESTMENT POLICIES ...................................3
     Loans and Other Direct Debt Instruments ..........3
     Short Sales ......................................3
INVESTMENT RESTRICTIONS ...............................3
MANAGEMENT OF THE TRUST ...............................4
COMPENSATION TABLE ....................................8
INVESTMENT ADVISER ....................................9
INVESTMENT ADVISORY AGREEMENT ........................10
ADMINISTRATOR ........................................11
DISTRIBUTOR ..........................................11
PORTFOLIO TRADING PRACTICES ..........................11
PURCHASE ORDERS ......................................13
REDEMPTION OF SHARES .................................13
     Redemption in Kind ..............................13
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES ......13
     General .........................................13
     Distributions ...................................14
     Redemption of Shares ............................14
     Backup Withholdin ...............................15
PERFORMANCE INFORMATION ..............................15
FINANCIAL STATEMENTS .................................15
APPENDIX .............................................16
DESCRIPTION OF CORPORATE  BOND RATINGS ...............16
     Standard & Poor's  Ratings Group ................16
     Moody's Investors Service, Inc. .................17


--------------------------------------------------------------------------------

                               GENERAL INFORMATION


Third Avenue Trust (the "Trust") was organized as a business trust under the laws of the state of Delaware pursuant to a Trust Instrument dated October 31, 1996. At the close of business on March 31, 1997, shareholders of Third Avenue Value Fund, Inc. ("Third Avenue Maryland"), a Maryland corporation which was incorporated on November 27, 1989 and began operations on October 9, 1990, became shareholders of THIRD AVENUE VALUE FUND, a series of the Trust, pursuant to a merger agreement which was approved by a majority of Third Avenue Maryland's shareholders on December 13, 1996. Upon this merger, all assets, privileges, powers, franchises, liabilities and obligations of Third Avenue Maryland were assumed by the Trust. Except as noted herein, all information about THIRD AVENUE VALUE FUND or the Trust, as applicable, includes information about its predecessor, Third Avenue Maryland.


                               INVESTMENT POLICIES

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

THIRD AVENUE SMALL-CAP VALUE FUND may invest in loans and other direct debt instruments but currently does not intend to do so except to the extent it has excess cash or for temporary defensive purposes.


SHORT SALES
THIRD AVENUE SMALL-CAP VALUE FUND may, but currently does not intend to, engage in short sales. In a short sale transaction, the Fund sells a security it does not own in anticipation of a decline in the market value of the security.

                             INVESTMENT RESTRICTIONS

For  the  benefit  of   shareholders,   each  Fund  has  adopted  the  following
restrictions, which are fundamental policies and cannot be changed without the approval of a majority of such Fund's outstanding voting securities. 1


The following investment restrictions apply to both THIRD AVENUE VALUE FUND and THIRD AVENUE SMALL-CAP VALUE FUND. Neither Fund may:


     1. Borrow money or pledge, mortgage or hypothecate any of its assets except that each Fund may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of such Fund's total assets when the borrowing is made.

     2. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

     3.  Invest in  interests  in oil,  gas,  or other  mineral  exploration  or
         development  programs,   although  it  may  invest  in  the  marketable
         securities of companies which invest in or sponsor such programs.


     4. Issue any senior security (as defined in the Investment Company Act of 1940, as amended) (the "1940 Act"). Borrowings permitted by Item 1 above are not senior securities.


     5. Invest 25% or more of the value of its total assets in the securities (other than Government Securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same industry or similar trades or businesses or related trades or businesses.

     6. Invest 25% or more of the value of its total assets in any one industry.

----------
1 As used in this Statement of Additional Information as to any matter requiring shareholder approval, the phrase "majority of the outstanding securities" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

--------------------------------------------------------------------------------

The following investment restrictions apply only to THIRD AVENUE VALUE FUND. The Fund may not:

     1.  Make short sales of securities or maintain a short position.

     2. Buy or sell commodities or commodity contracts, futures contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

     3. Invest in securities of other investment companies if the Fund, after such purchase or acquisition owns, in the aggregate, (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.

      4. Participate on a joint or joint and several basis in any trading account in securities.

      5. Make loans, except through (i) the purchase of bonds, debentures, commercial paper, corporate notes, and similar evidences of indebtedness of a type commonly sold to financial institutions, and
         (ii) repurchase agreements. The purchase of a portion of an issue of securities described under (i) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making of a loan.



Each Fund is required to comply with the above fundamental investment restrictions applicable to it only at the time the relevant action is taken. A Fund is not required to liquidate an existing position solely because a change in the market value of an investment or a change in the value of the Fund's net or total assets causes it not to comply with the restriction at a future date. The Fund will not purchase any portfolio securities while any borrowing exceeds 5% of the total assets.


                             MANAGEMENT OF THE TRUST

Trustees and officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below. Each trustee who is deemed to be an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk.



NAME & ADDRESS                   AGE              POSITION(S)      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
                                                  HELD WITH
                                                  REGISTRANT

PHYLLIS W. BECK*                 70               Trustee          An Associate  Judge (1981 to Present) of the Superior  Court
GSB Bldg. Suite 800                                                of  Pennsylvania;  Trustee or  Director  of the Trust or its
City Line & Belmont Ave.                                           predecessor since November, 1992.
Bala Cynwyd, PA
19004-1611


TIBOR FABIAN                     74               Trustee          A   Consultant   (1984  to   Present)   on   financial   and
44 West 62nd Street                                                organizational matters; Director (1984  to  Present) of  Rex
New York, NY 10023                                                 Stores,   Inc.,  a  chain  of  discount  electronic  stores,
                                                                   formerly  Audio/Video  Affiliates,  Inc.;  Member,  Board of
                                                                   Trustees  (1979  to  Present)  of  the  Hospital  for  Joint
                                                                   Diseases  Orthopedic  Institute,  NY; Trustee or Director of
                                                                   the Trust or its predecessor since its inception.











--------------------------------------------------------------------------------

NAME & ADDRESS                   AGE              POSITION(S)      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
                                                  HELD WITH
                                                  REGISTRANT

GERALD HELLERMAN                 59               Trustee          Managing Director (8/93 to Present) of Hellerman Associates,
10965 Eight Bells Lane                                             a financial and corporate  consulting  firm; Chief Financial
Columbia, MD 21044                                                 Analyst  (1976 to 7/93) of the  Antitrust  Division  of U.S.
                                                                   Department  of Justice;  Trustee or Director of the Trust or
                                                                   its predecessor since September 1993.


MARVIN  MOSER, M.D.              73               Trustee          Trustee  (1992  to  Present)  of the  Trudeau  Institute,  a
13 Murray Hill Road                                                medical research institute;  Clinical Professor of  Medicine
Scarsdale, NY  10583                                               (1984 to Present)  at Yale  University  School of  Medicine;
                                                                   Senior Medical Consultant (1972 to Present) for the National
                                                                   High Blood Pressure Education Program of the National Heart,
                                                                   Lung and  Blood  Institute;  Emeritus  Chief of  Cardiology,
                                                                   Attending  Physician  in Medicine  and  Cardiology  (1954 to
                                                                   1995) of the  White  Plains,  NY  Hospital  Medical  Center;
                                                                   Chairman (1977) and a member of the Committee in 1980, 1984,
                                                                   1988,  1992  and 1996 of the  Joint  National  Committee  on
                                                                   Detection,  Evaluation  and Treatment of High Blood Pressure
                                                                   for the National Heart, Lung and Blood Institute; Trustee or
                                                                   Director  of the Trust or its  predecessor  since  November,
                                                                   1994.

DONALD RAPPAPORT                 71               Trustee          President & Chief Operating Officer (3/90 to 12/90) of Third
1619 31st Street, N.W.                                             Avenue  Value  Fund,  Inc. and Equity  Strategies Fund, Inc.
Washington, DC 20007                                               (1984  to  12/90);   Director   (1987  to  4/94)  of  Equity
                                                                   Strategies Fund, Inc.;  President (1989 to 12/90) of Whitman
                                                                   Advisors, Ltd., an investment adviser; Registered Securities
                                                                   Representative (1989 to 1991) of M.J. Whitman & Co., Inc., a
                                                                   former  broker-dealer;  a  private  investor  and consultant
                                                                   (1987 to  present);  Trustee or Director of the Trust or its predecessor since its inception.

MYRON M. SHEINFELD                 66             Trustee          Counsel to (12/31 to present) and  Attorney and  Shareholder
1001 Fannin St., Suite 3700                                        (1986 to 12/31) of Sheinfeld,  Maley & Kay P.C., a law firm;
Houston, TX  77002                                                 Adjunct  Professor (1975 to 1991) of the University of Texas
                                                                   Law  School;  Director  (1984 to 1992) of Equity  Strategies
                                                                   Fund, Inc.; Director (1988 to Present) of Nabors Industries,
                                                                   Inc.,  an  international  oil  drilling  contractor;  former
                                                                   Consultant  (11/90 to 4/95) to Meyer Hendricks Victor Osborn
                                                                   &  Maledon,  a law  firm in  Phoenix,  Arizona;  Trustee  or
                                                                   Director  of  the  Trust  or  its   predecessor   since  its
                                                                   inception.

MARTIN SHUBIK                      70             Trustee          Seymour H. Knox Professor  (1975 to Present) of Mathematical
Yale University Dept. of                                           and Institutional Economics, Yale University; Director (1984
Economics                                                          to  4/94)  of  Equity  Strategies  Fund,  Inc.;  Trustee  or
Box 2125, Yale Station                                             Director  of  the  Trust  or  its   predecessor   since  its
New Haven, CT  06520                                               inception.


--------------------------------------------------------------------------------

NAME & ADDRESS                   AGE              POSITION(S)      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
                                                  HELD WITH
                                                  REGISTRANT

CHARLES C. WALDEN                52               Trustee          Senior  Vice-President--Investments (1973 to present) (Chief
Knights of Columbus                                                Investment  Officer)  of Knights of  Columbus,  a  fraternal
1 Columbus Plaza                                                   benefit   society  selling  life  insurance  and  annuities;
New Haven, CT 06510                                                Chartered  Financial  Analyst;  Trustee or  Director  of the
                                                                   Trust or its predecessor since May, 1996.


MARTIN J. WHITMAN*               72               Chairman,        President  (1/91  to  Present),  Chairman  and CEO  (3/90 to
767 Third Avenue                                  Chief            Present) of the Trust;  Chairman,  CEO (1/1/95 to  Present),
New York, NY 10017-2023                           Executive        President  (1/1/95 to 6/29/95) and Chief Investment  Officer
                                                  Officer,         (10/92  to  Present)  of  M.J.  Whitman  Advisers,  Inc.,  a
                                                  President,       subsidiary of M.J. Whitman Holding Corp., (MJWHC), a holding
                                                  and Trustee      company managing  investment  subsidiaries and an investment adviser to private and institutional clients;  Chairman, CEO
                                                                   (1/1/95 to  Present)  and  President  (1/1/95 to 6/29/95) of
                                                                   MJWHC and of M.J.  Whitman,  Inc., a subsidiary of MJWHC and the successor broker-dealer of M.J. Whitman, L.P. (MJWLP), a
                                                                   Delaware  limited  partnership  which  has  been  dissolved;
                                                                   Distinguished Management Fellow (1972 to Present) and Member
                                                                   of the Advisory  Board (10/94 to 6/95) of the Yale School of
                                                                   Management at Yale  University;  Director and Chairman (8/90
                                                                   to  Present),  President  (8/90  to  12/90),  CEO  (8/96  to
                                                                   Present)  and Chief  Investment  Officer  (12/90 to 8/96) of
                                                                   Danielson  Holding  Corporation,   and  a  Director  of  its
                                                                   subsidiaries;   Director   (3/91  to   Present)   of  Nabors
                                                                   Industries,  Inc., an international oil drilling contractor;
                                                                   Chairman  and CEO (4/86 to Present) and  President  (1/91 to
                                                                   Present) of EQSF Advisers,  Inc.,  investment adviser to the
                                                                   Trust;  President  and CEO (10/74 to  Present)  of Martin J.
                                                                   Whitman & Co., Inc.,  (formerly M.J. Whitman & Co., Inc.), a private investment company; Trustee or Director of the Trust or its predecessor since its inception;  Chartered Financial
                                                                   Analyst.


DAVID M. BARSE                   34              Executive         President,  Chief  Operating  Officer and Director  (7/96 to
767 Third Avenue                                 Vice              Present) of Danielson Holding Corporation; Director (8/96 to
New York, NY 10017-2023                          President and     Present)  of   National   American   Insurance   Company  of
                                                 Chief             California;  Executive  Vice President and Director (4/95 to
                                                 Operating         Present)  of  EQSF  Advisers,   Inc.;   President  (6/95  to
                                                 Officer           Present),  Director,  Chief Operating Officer (COO) (1/95 to
                                                                   Present),  Secretary  (1/95  to  1/96)  and  Executive  Vice
                                                                   President  (1/95  to 6/95) of M.J.  Whitman  Holding  Corp.;
                                                                   President  (6/95  to  Present),  Director  and COO  (1/95 to
                                                                   Present), Secretary (1/95 to 1/96), Executive Vice President
                                                                   (1/95 to 6/95) of M.J.  Whitman,  Inc.;  President  (6/95 to
                                                                   Present), Director and COO (1/95 to Present), Executive Vice
                                                                   President  (1/95 to 6/95) and  Corporate  Counsel  (10/92 to
                                                                   12/95) of M.J.  Whitman  Advisers,  Inc.;  Director (7/94 to
                                                                   12/94),  Executive  Vice  President and  Secretary  (1/92 to
                                                                   12/94) of  Whitman  Securities  Corp.;  Vice  President  and
                                                                   Corporate Counsel (5/94 to 1/95) of the Trust; Counsel (1/94
                                                                   to 10/94) of Carl Marks Strategic Investments, L.P.






--------------------------------------------------------------------------------

NAME & ADDRESS                   AGE              POSITION(S)      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
                                                  HELD WITH
                                                  REGISTRANT

MICHAEL CARNEY                   43               Treasurer,       Director,  (1/1/95 to  Present)  Executive  Vice  President,
767 Third Avenue                                  Chief            Chief Financial Officer (6/29/95 to Present) of M.J. Whitman
New York, NY 10017-2023                           Financial        Holding Corp. and of M.J. Whitman, Inc.; Treasurer, Director
                                                  Officer          (1/1/95 to Present),  Executive Vice  President  (6/29/95 to
                                                  (CFO)            Present)  and  CFO  (10/92  to  Present)  of  M.J.   Whitman
                                                                   Advisers,  Inc.;  Treasurer  (12/93  to 4/96) of  Longstreet
                                                                   Investment  Corp.;  CFO (3/26/93 to 6/95) of Danielson Trust
                                                                   Company; Limited Partner (1/92 to 12/31/94) of M.J. Whitman,
                                                                   L.P.; CFO of WHR Management  Corporation  (8/91 to Present),
                                                                   Danielson  Holding  Corporation  (8/90 to Present)  and Carl
                                                                   Marks Strategic Investments, L.P., an investment partnership
                                                                   (1/90 to  4/94);  CFO  (1/90  to 4/94) of Carl  Marks & Co.,
                                                                   Inc.,  a  broker-dealer;  CFO  (8/89 to  12/90)  of  Whitman
                                                                   Advisors,  Ltd.; CFO and Treasurer  (5/89 to 4/94) of Equity
                                                                   Strategies  Fund,  Inc.; CFO and Treasurer (5/89 to Present)
                                                                   of EQSF  Advisers,  Inc.;  CFO (5/89 to  Present) of Whitman
                                                                   Heffernan Rhein & Co., Inc.,  Martin J. Whitman & Co., Inc.,
                                                                   (formerly  M.J.  Whitman  & Co.,  Inc.)  and WHR  Management
                                                                   Company, L.P., a firm managing investment partnerships.

KERRI WELTZ                      29               Assistant        Assistant  Treasurer (5/96 to Present),  Controller (1/96 to
767 Third Avenue                                  Treasurer        Present),  Assistant  Controller  (1/93 to 12/95)  and Staff
New York, NY 10017-2023                                            Accountant  (1/92 to 12/92) for the Trust;  Controller (1/96
                                                                   to Present), Assistant Controller (1/93 to 12/95), and Staff
                                                                   Accountant   (1/92  to  12/92)  of  EQSF   Advisers,   Inc.;
                                                                   Controller  (8/96 to Present),  of Danielson  Holding Corp.;
                                                                   Controller (5/96 to Present) and Assistant  Controller (1/95
                                                                   to 5/96) of Whitman  Heffernan & Rhein Workout Fund II, L.P.
                                                                   and  Whitman  Heffernan  & Rhein  Workout  Fund II-A,  L.P.;
                                                                   Controller  (5/96  to  present)  of  WHR  Management  Corp.;
                                                                   Controller (5/96 to present),  Assistant Controller (1/93 to
                                                                   5/96) and  Staff  Accountant  (5/91 to  12/92),  of  Whitman
                                                                   Heffernan Rhein & Co., Inc.; Controller (5/96 to Present) of
                                                                   Martin J Whitman & Co., Inc.; Assistant Controller (10/94 to
                                                                   4/96) of Longstreet  Investment Corp and Emerald  Investment
                                                                   Partners,  L.P.;  Assistant  Controller  (1/93 to 4/94)  and
                                                                   Staff Accountant (1/92 to 12/92) of Equity  Strategies Fund,
                                                                   Inc.; Payroll manager (5/91 to 12/93) of M.J. Whitman, L.P.

--------------------------------------------------------------------------------

NAME & ADDRESS                   AGE              POSITION(S)      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
                                                  HELD WITH
                                                  REGISTRANT

IAN M. KIRSCHNER                 41               General          General Counsel and Secretary (8/96 to Present) of Danielson
767 Third Avenue                                  Counsel and      Holding Corporation;  General Counsel and Secretary (1/96 to
New York, NY 10017-2023                           Secretary        Present) of M.J. Whitman Holding Corp., M.J. Whitman,  Inc.;
                                                                   and M.  J.  Whitman  Advisers,  Inc.;  General  Counsel  and
                                                                   Secretary  (1/97 to Present) of the Trust;  General  Counsel
                                                                   and  Secretary  (1/97 to  Present) of EQSF  Advisers,  Inc.;
                                                                   Vice-President, General Counsel and Secretary (2/93 to 6/95)
                                                                   of 2 I Inc.; Of Counsel (10/90 to 10/92) to Morgan,  Lewis &
                                                                   Bockius.




The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 per Fund for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays the non-interested Trustees an annual stipend of $1,200 per Fund in January of each year for the previous year's service. Third Avenue Value Fund, Inc., the predecessor to the THIRD AVENUE VALUE FUND Series of the Trust, paid Trustees in the aggregate, $65,058 in such fees and expenses for the year ended October 31, 1996. Trustees do not receive any pension or retirement benefits.


For the fiscal year ended October 31, 1996, the aggregate amount of compensation paid to each Trustee by THIRD AVENUE VALUE FUND is listed below. No compensation was paid to the Trustees with respect to THIRD AVENUE SMALL-CAP VALUE FUND because the Fund had not commenced operations as of that date.


                                                COMPENSATION TABLE

                                      AGGREGATE COMPENSATION               TOTAL COMPENSATION FROM
                                      FROM FUND FOR FISCAL YEAR            FUND AND FUND COMPLEX PAID
NAME AND POSITION HELD                ENDED OCTOBER 31, 1996*              TO TRUSTEES
----------------------                -------------------------            --------------------------
Phyllis W. Beck, Trustee              $     0                              $     0
Tibor Fabian, Trustee                 $ 7,200                              $ 7,200
Gerald Hellerman, Trustee             $ 5,700                              $ 5,700
Marvin Moser, M.D., Trustee           $ 7,200                              $ 7,200
Donald Rappaport, Trustee             $ 7,200                              $ 7,200
Myron M. Sheinfeld, Trustee           $ 7,200                              $ 7,200
Martin Shubik, Trustee                $ 7,200                              $ 7,200
Charles C. Walden, Trustee            $ 3,000                              $ 3,000
Jack Weprin, Trustee**                $ 4,200                              $ 4,200
Martin J. Whitman, Chairman/          $     0                              $     0
   Chief Executive Officer
   and President



* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $16,158 for all Trustees as a group. For the fiscal year ended October 31, 1997, it is anticipated that in addition to the compensation  payable to the  Trustees  of THIRD  AVENUE  VALUE  FUND,  the
     Trustees of THIRD AVENUE SMALL-CAP VALUE FUND also shall receive compensation in an estimated amount equal to $7,200 per Trustee and Third Avenue Small-Cap Value Fund will reimburse Trustees for approximately $8,000 in expenses in the aggregate (such estimated amounts are based upon the aggregate compensation received and expenses incurred by the Trustees of THIRD AVENUE VALUE FUND for the fiscal year ended October 31, 1996).


**   Mr. Weprin passed away on March 10, 1996.

--------------------------------------------------------------------------------

The following persons beneficially own of record or are known to beneficially own of record 5 percent or more of the outstanding common stock of the predecessor fund of THIRD AVENUE VALUE FUND as set forth below as of March 17, 1997. THIRD AVENUE SMALL-CAP VALUE FUND had not commenced operations as of March 17, 1997.



                                               PERCENTAGE OF
NAME AND ADDRESS                               THIRD AVENUE VALUE FUND          NUMBER OF SHARES
----------------                               -----------------------          ----------------

Charles Schwab & Co., Inc.2                            37.65%                      12,105,232
101 Montgomery Street
San Francisco, CA 94104

Donaldson Lufkin & Jenrette Securities                 11.50%                        3,700,596
Corporation3
Mutual Funds Dept. 5th Floor
P.O. Box 2052
Jersey City, NJ 07303


National Financial Securities Corp.3                     7.19%                       2,314,259
P.O. Box 3908
Church Street Station
New York, NY 10008-39083


Bear Stearns Securities Corp.4                           5.50%                       1,783,558
One Metrotech Center North
Brooklyn, NY 11201-3859


                               INVESTMENT ADVISER

The Investment Adviser to the Trust is EQSF Advisers, Inc. (the "Adviser"). Martin J. Whitman is a controlling person of the Adviser. His control is based upon an irrevocable proxy signed by his children, who own in the aggregate 75% of the outstanding common stock of the Adviser, pursuant to a shareholders' agreement entered into by and among them. Mr. Whitman is Chairman, Chief Executive Officer and President of the Adviser.

----------

2 Charles Schwab & Co., Inc. is a discount broker-dealer acting as a nominee for registered investment advisers whose clients have purchased shares of the Fund, and also holds shares for the benefit of its clients.


3 Donaldson Lufkin & Jenrette Securities Corporation and National Financial Services Corp. are broker-dealers holding shares for the benefit of their respective clients.

4 Bear Stearns Securities Corp. is a broker-dealer holding shares for the benefit of its clients, including, at such time, clients of MJW, the Funds' affiliated broker-dealer, principal underwriter and distributor.




--------------------------------------------------------------------------------

The following individuals are affiliated persons of the Trust and Adviser:


                       CAPACITY WITH FUNDS                         CAPACITY WITH ADVISER
                       -------------------                         ---------------------

Martin J. Whitman      Chairman, Chief Executive                   Chairman, Chief Executive
                       Officer and President                       Officer and President

David M. Barse         Chief Operating Officer,                    Chief Operating Officer,
                       Executive Vice President                    Executive Vice President

Michael Carney         Treasurer, Chief Financial Officer          Treasurer, Chief Financial Officer

Ian M. Kirschner       General Counsel and Secretary               General Counsel and Secretary

Kerri Weltz            Assistant Treasurer                         Assistant Treasurer


                          INVESTMENT ADVISORY AGREEMENT


The investment advisory services of the Adviser are furnished to each Fund pursuant to an Investment Advisory Agreement (the "Investment Advisory Agreement") dated February 28, 1997 providing for an initial term of two years. The Investment Advisory Agreement was initially approved for each Fund on February 11, 1997 by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, and by the sole shareholder of the Trust on February 11, 1997. The Adviser has provided investment advisory services to the Funds since their inception.


After the initial two-year term, each Investment Advisory Agreement will continue from year to year if approved annually by the Board of Trustees of the Trust or a majority of the outstanding voting securities of the Trust, and by vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" (as defined in the 1940 Act) of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreements may be terminated at any time without penalty, upon 60 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof.

Under the Investment Advisory Agreements, the Adviser supervises and assists in the management of the Trust, provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. The Adviser furnishes at its expense all necessary office equipment and personnel necessary for performance of the obligations of the Adviser and pays the compensation of officers of the Trust. However, in the event that any person serving as an officer of the Trust has both executive duties attendant to such offices and administrative duties to the Trust apart from such office, the Adviser does not pay any amount relating to the performance of such administrative duties.

All other expenses incurred in the operation of the Funds and the continuous offering of its shares, including taxes, fees and commissions, bookkeeping expenses, fund employees, expenses of redemption of shares, charges of administrators, custodians and transfer agents, auditing and legal expenses, fees of outside Trustees and rent are borne by the Funds.

For the investment advisory services provided by the Adviser, each Fund pays the Adviser a monthly fee of 1/12 of .90% (an annual rate of .90%) on the average daily net assets in the Fund during the prior month. During the fiscal years ended October 31, 1996, 1995 and 1994, THIRD AVENUE VALUE FUND paid investment advisory fees to the Adviser of $3,976,741, $1,926,686 and $1,080,459,
respectively.

--------------------------------------------------------------------------------

                                  ADMINISTRATOR

The Funds have entered into an Administration Services Agreement (the "Administration Agreement") with FPS Services, Inc. ("FPS"). The Administration Agreement provides that FPS shall provide all administrative services to each Fund other than those relating to the investment portfolio of the Funds, the distribution of the Funds and the maintenance of each Fund's financial records. The Administration Agreement has an initial two year term and may be terminated at any time (effective after such initial term) without penalty, upon 180 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof.

                                   DISTRIBUTOR


The distribution services of the Distributor are furnished to each Fund pursuant to a Distribution Agreement (the "Distribution Agreement") dated February 28, 1997. Under such agreements, the Distributor shall (1) assist in the sale and distribution of each Fund's shares; and (2) qualify and maintain the qualification as a broker-dealer in such states where shares of the Funds are registered for sale.

Each Distribution Agreement will remain in effect provided that it is approved at least annually by the Board of Trustees or by a majority of the Fund's outstanding shares, and in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. Each Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not less than 60 days written notice.


                                    CUSTODIAN


North American Trust Company ("North American"), 525 B Street, San Diego, CA 92101-4492 serves as THIRD AVENUE VALUE FUND's custodian and Custodial Trust Company ("Custodial Trust"), 101 Carnegie Center, Princeton, NJ 08540-6231, serves as THIRD AVENUE SMALL-CAP VALUE FUND's custodian of assets pursuant to custodian agreements. Under such agreements, each custodian (1) maintains a separate account or accounts in the name of the Fund for which it is custodian;
(2) holds and transfers portfolio securities on account of such Fund; (3) accepts receipts and makes disbursements of money on behalf of such Fund; (4) collects and receives all income and other payments and distributions on account of such Fund's securities; and (5) makes periodic reports to the Board of Trustees concerning such Fund's operations.


                           PORTFOLIO TRADING PRACTICES

Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser has the responsibility of selecting brokers and dealers. The Adviser must place portfolio transactions with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates, but has discretion to pay a greater amount if it, in good faith, determines that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, either in terms of that particular transaction or in fulfilling the overall responsibilities of the Adviser to the Funds. Where transactions are executed in the over-the-counter market, or in the "third market" (the over-the-counter market in listed securities), the Fund will normally first seek to deal with the primary market makers. However, when the Funds consider it advantageous to do so, they will utilize the services of brokers, but will, in all cases, attempt to negotiate the best price and execution. The determination of what may constitute the most favorable price and execution in a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Funds (involving both price paid or received and any commissions or other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all if selling large blocks is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage

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commissions  paid.  In  allocating  any such  portfolio  brokerage on a national securities exchange, the Funds may consider the research, statistical and other factual information and services provided by brokers from time to time to the Adviser. Such services and information are available to the Adviser for the benefit of all clients of the Adviser and its affiliates and it is not practical for the Adviser to assign a particular value to any such service.

The Adviser intends to use brokers affiliated with the Adviser as brokers for the Funds where, in its judgment, such firms will be able to obtain a price and execution at least as favorable as other qualified brokers. Martin J. Whitman, David M. Barse, Michael Carney and Ian M. Kirschner, who are executive officers of the Trust and the Adviser, are also executive officers of MJW and M.J. Whitman Senior Debt Corp. ("Senior Debt Corp."), a broker of private debt instruments under common control with MJW.

In determining the commissions to be paid to MJW and Senior Debt Corp., it is the policy of the Funds that such commissions will, in the judgment of the Adviser, be (i) at least as favorable as those which would be charged by other qualified brokers having comparable execution capability and (ii) at least as favorable as commissions contemporaneously charged by MJW or Senior Debt Corp., as the case may be, on comparable transactions for its most favored unaffiliated customers, except for any customers of MJW or Senior Debt Corp., as the case may be, considered by a majority of the disinterested Trustees not to be comparable to the Funds. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers.

The Trustees from time to time, at least on a quarterly basis, will review, among other things, all the Funds' portfolio transactions including information relating to the commissions charged by MJW and Senior Debt Corp. to the Funds and to their other customers, and information concerning the prevailing level of commissions charged by other qualified brokers. In addition, the procedures pursuant to which MJW and Senior Debt Corp. effects brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the disinterested Trustees.

The Adviser expects that it will execute a portion of the Funds' transactions through qualified brokers other than MJW and Senior Debt Corp. In selecting such brokers, the Adviser will consider the quality and reliability of the brokerage services, including execution capability and performance, financial responsibility, and investment information and other research provided by such brokers. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if management of the Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker to the Funds. Management of the Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. Over-the-counter purchases and sales will be transacted directly with principal market makers, except in those circumstances where the Funds can, in the judgment of their management, otherwise obtain better prices and execution of orders. During the fiscal year ended October 31, 1996, the amount of brokerage transactions and related commissions that THIRD AVENUE VALUE FUND directed to brokers due to research services provided were $26,766,137 and $15,500, respectively.

To the knowledge of the Funds, no affiliated person of the Funds receives give-ups or reciprocal business in connection with security transactions of the Funds. The Funds do not effect securities transactions through brokers in accordance with any formula, nor will they take the sale of Fund shares into account in the selection of brokers to execute security transactions. However, brokers who execute brokerage transactions for the Funds, including MJW and Senior Debt Corp., from time to time may effect purchases of Fund shares for their customers.

For the fiscal year ended October 31, 1996, THIRD AVENUE VALUE FUND incurred total brokerage commissions of $447,855 of which approximately $329,168 (or 73%) was paid to MJW and $70,250 (or 16%) was paid to Senior Debt Corp. For the year ended October 31, 1995, the Fund incurred total brokerage commissions of $320,517, of which approximately $269,152 (or 84%) was paid to MJW and $22,689 (or 7%) was paid to Senior Debt Corp. For the year

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ended  October 31,  1994,  the Fund  incurred  total  brokerage  commissions  of
$250,901, of which approximately $184,209 (or 73%) was paid to MJW and $32,007 (or 13%) was paid to Senior Debt Corp. These amounts include fees paid by MJW to its clearing agents. Commissions paid by the Fund to MJW are paid at an average discount of at least 20% to the normal fees charged by MJW.

For the fiscal year ended October 31, 1996, THIRD AVENUE VALUE FUND effected 58% and 0.3% of its total transactions for which commissions were paid through MJW and Senior Debt Corp., respectively.

At October 31, 1996, THIRD AVENUE VALUE FUND held securities of the following of the Fund's regular broker-dealers or their parents: Legg Mason Inc. (the market value of which was $10,803,750 as of October 31, 1996) and Alex Brown Inc. (the market value of which was $6,702,175 as of October 31, 1996).

                                 PURCHASE ORDERS

Each Fund reserves the right, in its sole discretion, to refuse purchase orders. Without limiting the foregoing, a Fund will consider exercising such refusal right when it determines that it cannot effectively invest the available funds on hand in accordance with the Fund's investment policies.

                              REDEMPTION OF SHARES

The procedure for redemption of Fund shares under ordinary circumstances is set forth in the Prospectus. In unusual circumstances, such as in the case of a suspension of the determination of net asset value, the right of redemption is also suspended and, unless redeeming shareholders withdraw their certificates from deposit, they will receive payment of the net asset value next determined after termination of the suspension. The right of redemption may be suspended or payment upon redemption deferred for more than seven days: (a) when trading on the New York Stock Exchange (the "NYSE") is restricted; (b) when the NYSE is closed for other than weekends and holidays; (c) when the Securities and Exchange Commission (the "SEC") has by order permitted such suspension; or (d) when an emergency exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (a), (c) or (d) exist.

REDEMPTION IN KIND
Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which such Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund at the beginning of such period. Should a redemption exceed such limitation, a Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined. See "Calculation of Net Asset Value."

                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

GENERAL
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If they so qualify, the Funds will not be subject to Federal income tax on their net investment income and net short-term capital gain, if any, realized during any fiscal year to the extent that they distribute such income and gain to their shareholders.

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Each Fund will either  distribute or retain for  reinvestment all or part of any net long-term capital gain. If any such net capital gain is retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes, as long-term capital gains, its share of such undistributed amount,
(2) will be entitled to credit its proportionate share of the tax paid by the Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of such Fund by an amount equal to 65% of the amount of the undistributed capital gains included in such shareholder's gross income.

A distribution by a Fund will be treated as paid during any calendar year if it is declared by the Fund in October, November or December of that year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distribution paid during January of the following year will be deemed to be received on December 31 of the year the distribution is declared, rather than when the distribution is received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year, (unless an election is made by a Fund with a November or December year end to use the Fund's fiscal year) and (3) all ordinary income and net capital gains for previous years that were not previously distributed. Gains or losses on the sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by such Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

DISTRIBUTIONS
Distributions of investment company taxable income (which includes taxable interest income and the excess of net short-term capital gain over net long-term capital loss) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in additional Fund shares. Dividends paid by a Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gain (which consists of the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, whether paid in cash or in shares, regardless of how long the shareholder has held the applicable Fund's shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of their invested capital.

REDEMPTION OF SHARES
Upon a redemption of shares, a shareholder will realize a taxable gain or loss equal to the difference between the redemption proceeds and the basis in the shares redeemed. Shareholders should consult their tax advisors regarding the determination of the basis in any shares redeemed. Such gain or loss will generally be treated as long-term capital gain or loss if the shares have been held for more than one year. Any loss realized on a sale will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

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BACKUP WITHHOLDING
The Funds may be required to withhold Federal income tax at a rate of 31% on all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax; any amounts withheld may be credited against the shareholder's Federal income tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Funds may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as "average annual return" and "total return."

Each Fund's average annual return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual return for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted by the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

Calculation of a Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by taking an initial investment in the Fund's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

THIRD AVENUE VALUE FUND'S total return from inception (October, 1990), through fiscal year ended October 31, 1996, was 216.25%. THIRD AVENUE VALUE FUND'S average annual return from inception through fiscal year ended October 31, 1996, was 21.15 %.

                              FINANCIAL STATEMENTS

Third Avenue Value Fund, Inc. (the predecessor of THIRD AVENUE VALUE FUND) 1996 financial statements and notes thereto appearing in its Annual Report to Shareholders and report thereon of Price Waterhouse LLP, independent accountants, appearing therein, are incorporated by reference in this Statement of Additional Information. The Funds will issue unaudited semi-annual and audited annual financial statements.

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                                    APPENDIX
                      DESCRIPTION OF CORPORATE BOND RATINGS

                         STANDARD & POOR'S RATINGS GROUP

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.  Nature and provisions of the obligation.

III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

     B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

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     CCC - Debt  rated  "CCC"  has a  currently  identifiable  vulnerability  to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

     D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS  SERVICE,  INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

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                                              Page 17

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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                                BOARD OF TRUSTEES
                                 Phyllis W. Beck
                                  Tibor Fabian
                                Gerald Hellerman
                                  Marvin Moser
                                Donald Rappaport
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                  Chairman, Chief Executive Officer, President

                                 David M. Barse
                Chief Operating Officer, Executive Vice President

                                 Michael Carney
                       Chief Financial Officer, Treasurer

                        Kerri Weltz, Assistant Treasurer

                 Ian M. Kirschner, General Counsel and Secretary

                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                   DISTRIBUTOR
                               M.J. Whitman, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                                 TRANSFER AGENT
                               FPS Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4500
                           (800) 443-1021 (toll-free)

                                   CUSTODIANS

THIRD AVENUE VALUE FUND                        THIRD AVENUE SMALL-CAP VALUE FUND
North American Trust Company                             Custodial Trust Company
525 B Street                                                 101 Carnegie Center
San Diego, CA 92101-4492                                Princeton, NJ 08540-6231


                                     [LOGO]

                                767 THIRD AVENUE
                               NEW YORK, NY 10017
                              Phone (212) 888-6685
                            Toll Free (800) 443-1021
                                www.mjwhitman.com

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PART C  - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements

                  Included in Part A:

                  Financial Highlights for each of the five years in the period ended October 31, 1996.

                  Included in Part B of the Registration Statement: Portfolio of Investments at October 31, 1996, Statement of Assets and Liabilities at October 31, 1996, Statements of Operations for the year ended October 31, 1996, Statement of Changes in Net Assets for the year ended October 31, 1996, Statement of Changes in Net Assets for the years ended October 31, 1996 and 1995, Financial Highlights for the years ended October 31, 1996, 1995, 1994, 1993 and 1992 and Notes to Financial
                  Statements for the year ended October 31, 1996. Reports of Independent Accountants. Incorporated by reference to the Statement of Additional Information.

         (b)      Exhibits:

                  Exhibits filed pursuant to Form N-1A:


                  (1) Trust Instrument and Certificate of Trust are incorporated by reference to Exhibit No. (1) of Registration Statement No. 333-20891 filed on January 31, 1997.

                  (2)      By-Laws are  incorporated by reference to Exhibit No.
                           (2) of Registration Statement No. 333-20891 filed on January 31, 1997.

                  (5)      Investment Advisory Contracts  -- Filed herewith.

                  (6)      Distribution Agreements  -- Filed herewith.

                  (8)      Custodian Agreements

                           (a) Custody Agreement between Third Avenue Trust on behalf of THIRD AVENUE VALUE FUND and North American Trust Company -- Filed herewith.

                           (b) Custody Agreement between Third Avenue Trust on behalf of THIRD AVENUE SMALL-CAP VALUE
                                    FUND and Custodial Trust Company -- Filed herewith.

                  (9)      (a)      Transfer Agent  Services  Agreement -- Filed
                                    herewith.

                           (b)      Administration Agreement  -- Filed herewith.

                           (c)      Accounting   Services   Agreement  --  Filed
                                    herewith.

                  (10)     (a)      Opinion and Consent of Counsel regarding the
                                    legality of the  securities  being issued --
                                    Filed herewith.

                  (11)     Consent of Independent Auditors -- Filed herewith.

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



                  (14) Individual Retirement Account Disclosure Statement and Custodial Account Agreement -- Filed herewith.

                  (17)     Financial Data Schedule  -- None.

                  (19)     Trustees'  Powers of  Attorney  are  incorporated  by
                           reference   to  Exhibit  No.  (19)  of   Registration
                           Statement No. 333-20891 filed on January 31, 1997.


Item 25.          Persons Controlled By or Under Common Control with Registrant.
                  Not Applicable.

Item 26.          Number of holders of securities.


                                            Number of Record Holders
                  Title of Class            As of March 17, 1997

                  Common Stock              20,982
                  (Par Value $.001)


Item 27.          Indemnification.

                  Reference is made to Article X of the Registrant's Trust Instrument (filed herewith).

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.          Business and other connections of investment adviser.


                  EQSF Advisers, Inc., 767 Third Avenue, New York, New York 10017-2023 provides investment advisory services to investment companies and as of March 17, 1997 had approximately $876 million in assets under management.


                  For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to Form ADV (File #801-27792) filed by it under the Investment Advisers Act of 1940.

Item 29.          Principal underwriters.

                  (a)    Not Applicable.

                  (b)    Not Applicable.

                  (c)    Not Applicable.

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                          Page 2

Item 30.       Location of accounts and records.


All records described in Section 31 (a) of the Investment Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Trust's Investment Adviser, EQSF Advisers, Inc. 767 Third Avenue, NY, NY 10017-2023, except for those records maintained by the Trust's Custodians, North American Trust Company, 525 B Street, San Diego, CA 92101-4492, and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231 and the Trust's Shareholder Service and Fund Accounting and Pricing Agent, FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.


Item 31.          Management services.
                  None.

Item 32.          Undertakings.


                  (a) THIRD AVENUE SMALL-CAP VALUE FUND hereby undertakes to file a post-effective amendment within four to six months from the effective date of this registration Statement under the Securities Act of 1933. THIRD AVENUE SMALL-CAP VALUE FUND understands that such post-effective amendment will contain reasonably current financial statements which need not be certified by independent public accountants.


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                          Page 3

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 21st day of March, 1997.

                                    THIRD AVENUE TRUST
                                    Registrant

                                     /s/ Martin J. Whitman
                                     ---------------------
                                     Martin J. Whitman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Third Avenue Trust has been signed below by the following persons in the capacities and on the date indicated.

Signature                       Capacity                Date

/s/ MARTIN J. WHITMAN
---------------------
Martin J. Whitman               Trustee                 March 21, 1997

/s/ DONALD RAPPAPORT
--------------------
Donald Rappaport                Trustee                 March 21, 1997

/s/ PHYLLIS W. BECK
-------------------
Phyllis W. Beck                 Trustee                 March 21, 1997

/s/ MARTIN SHUBIK
-----------------
Martin Shubik                   Trustee                 March 21, 1997

/s/ TIBOR FABIAN
----------------
Tibor Fabian                    Trustee                 March 21, 1997

/s/ MYRON M. SHEINFELD
----------------------
Myron M. Sheinfeld              Trustee                 March 21, 1997

/s/ GERALD HELLERMAN
--------------------
Gerald Hellerman                Trustee                 March 21, 1997

/s/ CHARLES C. WALDEN
---------------------
Charles C. Walden               Trustee                 March 21, 1997

/s/ MARVIN MOSER
----------------
Marvin Moser                    Trustee                 March 21, 1997

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                             Page 4

                        SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number   Exhibit

5.                Investment Advisory Contracts
6.                Distribution Agreements
8.                Custodian Agreements
9(a).             Transfer Agent Services Agreement
9(b).             Administration Agreement
9(c).             Accounting Services Agreement
10(a).            Opinion and Consent of Counsel
11                Consent of Independent Auditors
14.               Individual Retirement Account Disclosure Statement

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                Third Avenue Trust -- Draft Dated March 21, 1997
                                                                          Page 5